Investments - Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	$ 14.4	$ 6.4	$ 10.2
Fixed income securities - gross realizes (losses)	(7.3)	(11.4)	(6.6)
Other-than-temporary impairments	0.0	0.0	(0.7)
Fixed income securities, trading - gross realized gains	34.3	4.6	9.7
Fixed income securities, trading, gross realizes (losses)	(2.6)	(25.0)	(4.5)
Equity securities - gross realized gains	0.0	94.5	59.0
Equity securities - gross realized (losses)	0.0	(20.1)	(13.7)
Catastrophe bonds	0.9	2.2	(2.4)
Net change in gross unrealized gains / losses	47.2	(112.1)	60.3
Total net realized and unrealized investment gains/(losses) recorded in the statement of operations	86.2	(64.7)	120.5
Change in available for sale net unrealized gain/(losses):
Fixed income securities	164.9	(81.3)	(14.8)
Change in taxes	(13.6)	4.8	2.0
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	151.3	(76.5)	(12.8)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.0	0.0	0.1
Fixed income securities, trading - gross realized gains	0.0	0.1	2.7
Fixed income securities, trading, gross realizes (losses)	0.0	(4.2)	0.0
Cash and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities - gross realized gains	0.1	0.3	0.4
Fixed income securities - gross realizes (losses)	(0.2)	(0.5)	(0.1)
Fixed income securities, trading - gross realized gains	0.0	1.5	1.3
Fixed income securities, trading, gross realizes (losses)	(0.3)	(0.3)	0.0
Privately-held investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Fixed income securities, trading, gross realizes (losses)	(0.2)	0.0	0.0
MVI
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	(0.1)	(0.2)	(0.1)
Bene
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.0	(0.9)	(0.3)
Digital Re
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	(0.2)	0.4	0.0
Chaspark
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Income/(loss) from equity method investment	0.0	0.0	0.9
Disposal Group, Disposed of by Sale, Not Discontinued Operations | AgriLogic
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross realized gain on sale of AgriLogic	$ 0.0	$ 0.0	$ 4.3